Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 31.3	$ 25.9	$ 18.8
Statutory capital and surplus	562.1	553.9
Deficit position used to determine payment of dividends	401.8
Authorized control level RBC	$ 66.9